Notes Payable-Related Party (Details) - PHONEBRASIL INTERNATIONAL, INC. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes Payable-Related Party (Details) [Line Items]
Notes payable-related party		$ 7,500
Forgiveness of related party debt	$ 41,229